 v3.23.1
Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,015,467	$ 7,915,603	$ 9,557,390
PEO Actually Paid Compensation Amount	5,124,002	13,521,596	15,676,557
Non-PEO NEO Average Total Compensation Amount	2,771,835	3,765,401	3,283,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,463,392	6,630,450	5,296,314
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 150.88	199.74	135.53
Peer Group Total Shareholder Return Amount	142.70	184.74	122.47
Net Income (Loss)	$ 992,192,000	$ 737,444,000	$ 423,475,000
Company Selected Measure Amount	0.207	0.207	0.139
X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph vi

+ Details
Name:	ecd_CoSelectedMeasureAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:decimalItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph i

+ Details
Name:	ecd_CompActuallyPaidVsTotalShareholderRtnTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iii

+ Details
Name:	ecd_NonPeoNeoAvgCompActuallyPaidAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_NonPeoNeoAvgTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iv

+ Details
Name:	ecd_PeerGroupTotalShareholderRtnAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iii

+ Details
Name:	ecd_PeoActuallyPaidCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_PeoTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 1

+ Details
Name:	ecd_PvpTable
Namespace Prefix:	ecd_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iv

+ Details
Name:	ecd_TotalShareholderRtnAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph iv

+ Details
Name:	ecd_TotalShareholderRtnVsPeerGroupTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The portion of profit or loss for the period, net of income taxes, which is attributable to the parent.

+ References

Reference 1: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 942
-SubTopic 220
-Section S99
-Paragraph 1
-Subparagraph (SX 210.9-04(22))
-URI https://asc.fasb.org/extlink&oid=120399700&loc=SL114874048-224260

Reference 2: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 280
-SubTopic 10
-Section 50
-Paragraph 32
-Subparagraph (f)
-URI https://asc.fasb.org/extlink&oid=126901519&loc=d3e8933-108599

Reference 3: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 4
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22595-107794

Reference 4: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 944
-SubTopic 220
-Section S99
-Paragraph 1
-Subparagraph (SX 210.7-04(18))
-URI https://asc.fasb.org/extlink&oid=120400993&loc=SL114874131-224263

Reference 5: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 815
-SubTopic 40
-Section 65
-Paragraph 1
-Subparagraph (f)
-URI https://asc.fasb.org/extlink&oid=126732423&loc=SL123482106-238011

Reference 6: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 220
-SubTopic 10
-Section 50
-Paragraph 6
-URI https://asc.fasb.org/extlink&oid=124431353&loc=SL124452729-227067

Reference 7: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(5))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442552-122756

Reference 8: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 220
-SubTopic 10
-Section S99
-Paragraph 2
-Subparagraph (SX 210.5-03(20))
-URI https://asc.fasb.org/extlink&oid=126953954&loc=SL114868664-224227

Reference 9: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 230
-SubTopic 10
-Section 45
-Paragraph 28
-URI https://asc.fasb.org/extlink&oid=126954810&loc=d3e3602-108585

Reference 10: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 1
-Subparagraph (b)(2)
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22499-107794

Reference 11: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iv))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442526-122756

Reference 12: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iii)(A))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442526-122756

Reference 13: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(i))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442552-122756

Reference 14: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(i))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442526-122756

Reference 15: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 9
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22663-107794

Reference 16: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iv))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442552-122756

Reference 17: http://www.xbrl.org/2009/role/commonPracticeRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(ii))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442526-122756

Reference 18: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 825
-SubTopic 10
-Section 50
-Paragraph 28
-Subparagraph (f)
-URI https://asc.fasb.org/extlink&oid=123596393&loc=d3e14064-108612

Reference 19: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 3
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22583-107794

Reference 20: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 235
-SubTopic 10
-Section S99
-Paragraph 1
-Subparagraph (SX 210.4-08(g)(1)(ii))
-URI https://asc.fasb.org/extlink&oid=120395691&loc=d3e23780-122690

Reference 21: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 260
-SubTopic 10
-Section 45
-Paragraph 60B
-Subparagraph (a)
-URI https://asc.fasb.org/extlink&oid=126958026&loc=SL5780133-109256

Reference 22: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 323
-SubTopic 10
-Section 50
-Paragraph 3
-Subparagraph (c)
-URI https://asc.fasb.org/extlink&oid=114001798&loc=d3e33918-111571

Reference 23: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 8
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22658-107794

Reference 24: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 220
-SubTopic 10
-Section 45
-Paragraph 1A
-Subparagraph (a)
-URI https://asc.fasb.org/extlink&oid=126968391&loc=SL7669619-108580

Reference 25: http://www.xbrl.org/2003/role/exampleRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 280
-SubTopic 10
-Section 50
-Paragraph 31
-URI https://asc.fasb.org/extlink&oid=126901519&loc=d3e8924-108599

Reference 26: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 11
-Subparagraph (b)
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22694-107794

Reference 27: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 250
-SubTopic 10
-Section 50
-Paragraph 11
-Subparagraph (a)
-URI https://asc.fasb.org/extlink&oid=124431687&loc=d3e22694-107794

Reference 28: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 205
-SubTopic 20
-Section 50
-Paragraph 7
-URI https://asc.fasb.org/extlink&oid=109222650&loc=SL51721683-107760

Reference 29: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 220
-SubTopic 10
-Section 45
-Paragraph 1B
-Subparagraph (a)
-URI https://asc.fasb.org/extlink&oid=126968391&loc=SL7669625-108580

Reference 30: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 280
-SubTopic 10
-Section 50
-Paragraph 22
-URI https://asc.fasb.org/extlink&oid=126901519&loc=d3e8736-108599

Reference 31: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(5))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442526-122756

Reference 32: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(B))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442552-122756

Reference 33: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 470
-SubTopic 10
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(A))
-URI https://asc.fasb.org/extlink&oid=126975872&loc=SL124442552-122756

Reference 34: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 280
-SubTopic 10
-Section 50
-Paragraph 30
-Subparagraph (b)
-URI https://asc.fasb.org/extlink&oid=126901519&loc=d3e8906-108599

Reference 35: http://www.xbrl.org/2003/role/disclosureRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 280
-SubTopic 10
-Section 50
-Paragraph 32
-Subparagraph (c)
-URI https://asc.fasb.org/extlink&oid=126901519&loc=d3e8933-108599

+ Details
Name:	us-gaap_NetIncomeLoss
Namespace Prefix:	us-gaap_
Data Type:	xbrli:monetaryItemType
Balance Type:	credit
Period Type:	duration